Tax Years Open for Assessments (Parenthetical) (Detail) - Latest Tax Year	12 Months Ended
Dec. 31, 2015
South Africa
Income Tax Examination [Line Items]
Revenue authorities tax examination period	3 years
Australia
Income Tax Examination [Line Items]
Revenue authorities tax examination period	4 years
Peru
Income Tax Examination [Line Items]
Revenue authorities tax examination period	4 years